Lease - Lease Liability Maturities (Details) - USD ($)	Sep. 30, 2020	Oct. 01, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 61,147
2022	61,147
2023	61,147
2024	29,397
2025	29,397
Thereafter	22,049
Total minimum lease payments	264,284
Less: Amount representing interest	(26,093)
Total Lease liabilities	$ 238,191	$ 142,000